Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED BALANCE SHEETS [Abstract]
Common units issued	147,797,720	83,323,911
Common units outstanding	147,797,720	83,323,911
General Partners, units issued	3,016,284	1,700,493
General Partners, units outstanding	3,016,284	1,700,493